Income Taxes: - Realization of Net Deferred Tax Assets (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 26, 2020
Amount removed from cumulative valuation allowance for deferred tax assets	$ 201,424	$ 201,424	$ 32,400
Hman Group holdings Inc and subsidiaries
Losses subject to full valuation allowance				$ 439,000